Offerings	Sep. 23, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,466,114
Proposed Maximum Offering Price per Unit | $ / shares	14.87
Maximum Aggregate Offering Price	$ 36,671,115.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,064.28
Offering Note

1	(a)
On July 20, 2026 (the "Closing Date"), Freenome, Inc. (previously named Perceptive Capital Solutions Corp, the "Registrant") consummated a business combination (the "Business Combination") pursuant to the terms of the business combination agreement, dated December 5, 2025 and amended on July 20, 2026, with StarNet Merger Sub I, Corp., StarNet Merger Sub II, LLC, and Freenome Holdings, Inc. ("Legacy Freenome"). Pursuant to Rule 416, under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 ("Registration Statement") shall also cover any additional shares of common stock, $0.0001 per value per share (the " Common Stock") of the Registrant that become issuable under the Freenome, Inc. 2026 Equity Incentive Plan (the "2026 Plan") and the Freenome, Inc. 2026 Employee Stock Purchase Plan (the "2026 ESPP") by reason of any stock dividend, stock split, recapitalization or any other similar transactions.

(b)
Represents 2,466,114 shares of Common Stock reserved and available for future issuance under the 2026 Plan. To the extent outstanding equity awards granted under the 2026 Plan are cancelled, forfeited, or otherwise terminated without being exercised, the number of shares underlying such awards will be available for future grant under the 2026 Plan. The 2026 Plan provides that the number of shares reserved and available for issuance thereunder will automatically increase on January 1, 2027 and each January 1 thereafter by (i) 5% of the sum of Outstanding Shares (as defined in the 2026 Plan) on the immediately preceding December 31 or (ii) such lesser number of shares as determined by the administrator of the 2026 Plan.

(c)
Estimated solely for the purposes of calculating the registration fee pursuant to rule 457(c) of the Securities Act, and based on $14.87, the average of the high and low sales prices of the Common Stock as reported on the Nasdaq Stock Market ("Nasdaq") on September 16, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Securities and Exchange Commission ("Commission")).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,272,601
Proposed Maximum Offering Price per Unit | $ / shares	7.9
Maximum Aggregate Offering Price	$ 65,353,547.9
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,025.33
Offering Note

2	(a)	see note 1(a).

(b)
Represents 8,272,601 shares of Common Stock issuable with respect to the vested Legacy Freenome Options that were cancelled and exchanged for Registrant Options under the 2026 Plan. Following the Closing Date, Legacy Freenome did not grant any further awards under the 2016 Plan. To the extent outstanding options granted under the 2026 Plan are cancelled, forfeited or otherwise terminated without being exercised, the number of shares underlying such awards will be available for future grant under the 2026 plan.

(c)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act, and based on $7.90, which is the weighted average exercise price (rounded to the nearest cent) of such Registrant Options.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,462,204
Proposed Maximum Offering Price per Unit | $ / shares	12.6395
Maximum Aggregate Offering Price	$ 31,121,027.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,297.81
Offering Note

3	(a)	See note 1(a).

(b)
Represents 2,462,204 shares of Common Stock reserved and available for future issuance under the 2026 ESPP. The 2026 ESPP provides that the number of shares reserved and available for issuance thereunder automatically increases each January 1, beginning January 1, 2027 and ending on January 1, 2036, by the least of (i) 1% of the Registrant's Outstanding Shares (as defined in the 2026 ESPP) on the immediately preceding December 31, (ii) 1,500,000 shares of Common Stock and (iii) such number of shares of Common Stock as determined by the administrator of the 2026 ESPP.

(c)
Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based on 85% (the percentage of the price per share applicable to purchases under the 2026 ESPP) of $14.87, the average of the high and low sale prices of the Common Stock as reported on Nasdaq on September 16, 2026 (such date being within five business days of the date that this Registration Statement was filed with the Commission).